CURRENT RECEIVABLES AND OTHER CURRENT ASSETS - Summary of Trade Receivables by Currency (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Trade receivables	€ 232,414	€ 185,000
Euro
Disclosure of financial assets [line items]
Trade receivables	95,894	78,286
U.S. Dollar
Disclosure of financial assets [line items]
Trade receivables	108,369	84,590
Pound Sterling
Disclosure of financial assets [line items]
Trade receivables	8,178	3,908
Chinese Yuan
Disclosure of financial assets [line items]
Trade receivables	3,203	2,478
Japanese Yen
Disclosure of financial assets [line items]
Trade receivables	6,832	11,348
Other
Disclosure of financial assets [line items]
Trade receivables	€ 9,938	€ 4,390